Termination and Retirement Plans	12 Months Ended
Mar. 31, 2011
Termination and Retirement Plans [Abstract]
TERMINATION AND RETIREMENT PLANS
12.	TERMINATION AND RETIREMENT PLANS
Employee Retirement Plans — The Companies sponsor termination and retirement benefit plans that cover substantially all employees. Benefits are based on the employee’s years of service, position and performance. If the termination is involuntary or caused by death, the employee is usually entitled to greater payments than in the case of voluntary termination.

The Companies have a contributory defined retirement benefit plan, several partially funded plans administered by independent trustees and several unfunded termination plans administered by the Companies. Benefits under the contributory defined retirement benefit plan are usually paid in a lump sum at the earlier of termination or retirement, although periodic payments are available under certain conditions. Benefits under the other termination and retirement benefit plan are paid either as lump-sum payments or periodic payments under certain conditions. The benefits are usually paid as a lump-sum payment, if the employee resigns before the mandatory retirement age.
Contributory Defined Retirement Benefit Plan — The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Change in benefit obligations:
Benefit obligations at beginning of year	¥33,454	¥32,946	$404,229
Service cost	833	916	10,065
Interest cost	712	764	8,603
Participants’ contributions	71	73	858
Actuarial (gain) loss	(593)	181	(7,165)
Benefits paid from plan assets	(708)	(607)	(8,555)
Settlement paid from plan assets	(926)	(767)	(11,189)
Settlement paid by the Companies	(118)	(129)	(1,426)
Increase due to change in scope of consolidation (Note 7)		77

Benefit obligations at end of year	32,725	33,454	395,420

Change in plan assets:
Fair value of plan assets at beginning of year	¥31,743	¥29,069	$383,555
Actual return on plan assets	(768)	2,461	(9,280)
Employer contributions	1,566	1,515	18,922
Participants’ contributions	71	72	858
Benefit payments	(708)	(607)	(8,555)
Settlement payments	(926)	(767)	(11,189)

Fair value of plan assets at end of year	30,978	31,743	374,311

Funded status at end of year	¥(1,747)	¥(1,711)	$(21,109)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2010 consist of:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Prepaid pension expense	¥158	¥263	$1,909
Accrued expenses	(90)	(82)	(1,087)
Liability for termination and retirement benefits	(1,815)	(1,892)	(21,931)

	¥(1,747)	¥(1,711)	$(21,109)

Amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Actuarial loss	¥(6,874)	¥(7,196)	$(83,060)
Prior service benefit	3,497	4,189	42,255

	¥(3,377)	¥(3,007)	$(40,805)

The accumulated benefit obligation for all defined benefit plans as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Accumulated benefit obligation	¥32,272	¥32,727	$389,947
The projected benefit obligations and the fair value of the plan assets for the Company’s pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of the plan assets for the Company’s pension plans with accumulated benefit obligations in excess of plan assets were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥2,505	¥2,505	$30,268
Fair value of plan assets	600	531	7,250

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,505	2,505	30,268
Fair value of plan assets	600	531	7,250
Net periodic benefit costs for the Companies’ plans consisted of the following for the years ended March 31, 2011, 2010 and 2009:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Service cost	¥833	¥916	¥812	$10,065
Interest cost	712	764	751	8,603
Expected return on plan assets	(758)	(705)	(774)	(9,159)
Amortization of actuarial loss	1,255	1,814	919	15,165
Amortization of prior service benefit	(691)	(691)	(691)	(8,349)

	¥1,351	¥2,098	¥1,017	$16,325

The unrecognized net actuarial loss and prior service benefit are being amortized over 12 years (the average remaining service life of active participants) using the declining-balance method and the straight-line method, respectively.

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2011, 2010 and 2009 were as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Current year actuarial (loss) gain	¥(933)	¥1,575	¥(6,800)	$(11,274)
Amortization of actuarial loss	1,255	1,814	919	15,165
Amortization of prior service benefit	(691)	(691)	(691)	(8,349)

	¥(369)	¥2,698	¥(6,572)	$(4,458)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year are summarized as follows:

	Millions of	Thousands of
	Yen	U.S. Dollars
	2011	2011

Actuarial loss	¥1,203	$14,536
Prior service benefit	(691)	(8,349)
The Companies use a March 31 measurement date for their plans. The weighted-average assumptions used as of March 31, in computing the benefit obligations shown above were as follows:

	2011	2010

Discount rate	2.4%	2.3%
Rate of increase in future compensation	0.0%	0.0%
The weighted-average assumptions used as of March 31, in computing the net periodic benefit cost shown above were as follows:

	2011	2010	2009

Discount rate	2.3%	2.5%	2.5%
Rate of increase in future compensation	0.0%	0.0%	0.0%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
The Company’s wholly owned subsidiary, Wacoal Corp.’s approach to establishing the discount rate is based upon long term Japanese government bond rates and corporate bond indices. The discount rate assumption is based upon the effective yields as of March 31, 2011 on the Japanese government bonds whose maturity dates would be the same as timing of the expected future benefit payments, adjusted for an incremental yield of approximately 25 basis points that is achieved by selecting corporate bonds whose credit characteristics satisfy the quality requirements but whose yields are slightly higher than the yields on Japanese government bonds. For other plans, similar indices and methods are used.

The expected long-term rate of return on plan assets is derived proportionally from return assumptions determined for each of the major asset classes. The return expectations for each of the asset classes are based largely on assumptions about economic growth and inflation, which are supported by long-term historical data. The estimated long-term rate of return is based on an asset allocation of equity securities of 33.0%, debt securities of 48.0%, life insurance company general accounts of 17.0% and short-term financing of 2.0%.

The Companies’ investment strategy is to maintain actual asset weightings within a preset range of target allocations. The Companies’ investments are broadly diversified, typically consisting primarily of equity and debt securities. The Companies believe these ranges represent an appropriate risk profile for the planned benefit payments of the plans based on the timing of the estimated benefit payment.

The asset allocation as of March 31, 2011 and 2010 was as follows:

	2011	2010

Equity securities	37.1%	41.0%
Debt securities	40.9%	41.9%
Life insurance company general accounts	16.1%	13.9%
Short-term financing	5.9%	3.2%
The target allocation percentages are reviewed and approved by the Pension Committee. The actual allocations for 2011 and 2010 are different from the target allocation percentages primarily because Wacoal Corp. maintained additional equity securities as the separate plan asset which was contributed to the plan based on an agreement between Wacoal Corp. and employees and are not governed by the Pension Committee. As such, the actual allocation percentage of equity securities to the total plan assets is higher than the target allocation, and similarly, the actual allocation for the other types of assets are lower than the target allocation.

The following table presents the Companies’ plan assets using the fair value hierarchy as of March 31, 2011. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs, and Level 3 includes fair values estimated using significant unobservable inputs.

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥5,693			¥5,693
Foreign companies	865			865
Pooled funds (a)		¥3,405		3,405
Debt securities:
Japanese government bonds	1,921			1,921
Japanese municipal bonds		5		5
Japanese corporate bonds		118		118
Foreign government bonds	708			708
Pooled funds (b)		9,924		9,924
Life insurance company general accounts		4,974		4,974
Other types of investments:
Equity long/short hedge funds (c)		1,529		1,529
Short-term financing		1,836		1,836

Total	¥9,187	¥21,791		¥30,978

	Millions of Yen
2010	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥6,112			¥6,112
Foreign companies	829			829
Pooled funds (a)		¥4,476		4,476
Debt securities:
Japanese government bonds	1,705			1,705
Japanese municipal bonds		17		17
Japanese corporate bonds		177		177
Foreign government bonds	660			660
Pooled funds (b)		10,742		10,742
Life insurance company general accounts		4,406		4,406
Other types of investments:
Equity long/short hedge funds (c)		1,592		1,592
Short-term financing		1,027		1,027

Total	¥9,306	¥22,437		¥31,743

	Thousands of U.S. Dollars
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	$68,789			$68,789
Foreign companies	10,452			10,452
Pooled funds (a)		$41,143		41,143
Debt securities:
Japanese government bonds	23,212			23,212
Japanese municipal bonds		60		60
Japanese corporate bonds		1,426		1,426
Foreign government bonds	8,555			8,555
Pooled funds (b)		119,913		119,913
Life insurance company general accounts		60,101		60,101
Other types of investments:
Equity long/short hedge funds (c)		18,475		18,475
Short-term financing		22,185		22,185

Total	$111,008	$263,303		$374,311

(a)	This class includes common stock of approximately 73% Japanese companies and 27% foreign companies as of March 31, 2011, and those percentages were 75% and 25%, respectively, as of March 31, 2010.

(b)	This class includes approximately 46% of Japanese government bonds, 2% of Japanese municipal bonds, 38% of foreign government bonds, and 14% of corporate bonds as of March 31, 2011, and those percentages were 48%, 2%, 37%, and 13%, respectively, as of March 31, 2010.

(c)	This class includes hedge funds that invest both long and short in approximately 51% of Japanese common stocks and 49% of foreign common stocks as of March 31, 2011, and those percentages were 51% and 49%, respectively, as of March 31, 2010.
Equity securities and debt securities presented in Level 1 are primarily valued using a market approach on the quoted market prices of identical instruments. Municipal bonds and corporate bonds presented in Level 2 are primarily valued using quoted prices for identical instruments in markets that are not active. Pooled funds in equity securities or debt securities and equity long/short hedge funds which are categorized in Level 2 are valued by the sponsor of the fund primarily based on quoted prices in both active and inactive market for identical instruments which comprise funds. Life insurance company general accounts is the contracts with the insurance companies with guaranteed rate of return and capital, and those value are based on addition of original value and return.

The general funding policy of the funded plans is to contribute amounts computed in accordance with actuarial methods accepted by Japanese tax law. The Companies expect to contribute ¥1,838 million ($22,209 thousand) to their plans in the year ending March 31, 2012.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Millions of	Thousands of
Year Ending March 31	Yen	U.S. Dollars

2012	¥1,978	$23,900
2013	1,772	21,411
2014	1,852	22,378
2015	1,964	23,731
2016	2,029	24,517
Thereafter	10,935	132,129
Multiemployer Plan — Some subsidiaries participate in multiemployer plans. The aggregated amount of the contribution to the plans were ¥56 million ($677 thousand) and ¥42 million for the years ended March 31, 2011 and 2010, respectively. There was no cost recognized for the year ended March 31, 2009 as the Companies did not have a multiemployer plan during the year ended March 31, 2009. As it is probable that certain subsidiaries will withdraw from the plan, the Companies assessed the probability and recognized the estimated withdrawal liability of ¥774 million ($9,352 thousand) as of March 31, 2011.

Defined Contribution Plan — A subsidiary has a defined contribution plan. The amounts of cost recognized for its contribution to the plan were ¥28 million ($338 thousand) and ¥20 million for the years ended March 31, 2011 and 2010, respectively. There was no cost recognized for the year ended March 31, 2009 as the Companies did not have a defined contribution plan during the year ended March 31, 2009.

Employee Early Retirement Program — The Companies provide additional benefits to employees that elect to participate in the Companies’ early retirement program. Retirement benefits of ¥348 million ($4,205 thousand), ¥361 million and ¥157 million were paid in addition to normal benefits and charged to selling, general and administrative for the years ended March 31, 2011, 2010 and 2009, respectively.

Termination Plan for Directors and Corporate Auditors — The Company had and certain subsidiaries have termination plans for directors and corporate auditors. Payment of termination benefits to directors and corporate auditors is made in a lump-sum upon termination and requires the approval of the shareholders before payment. In June 2005, the Company rescinded its termination plan for directors and corporate auditors upon the approval of its shareholders. The amount of benefit for each individual was fixed as of June 29, 2005 and will remain frozen until the retirement of each respective director and corporate auditor. The outstanding liabilities were ¥317 million ($3,830 thousand) as of March 31, 2011, ¥339 million as of March 31, 2010 and 2009, and were recorded in other long-term liabilities. Subsidiaries still maintain plans for their directors and corporate auditors. In accordance with the guidance for determination of vested benefit obligation for a defined benefit pension plan, the subsidiaries recorded a liability for termination benefits for directors and corporate auditors at the amount that would be needed if all directors and corporate auditors were to resign at each balance sheet date. The liabilities for termination benefits for directors and corporate auditors as of March 31, 2011 and 2010 were ¥385 million ($4,652 thousand) and ¥377 million, respectively, and were included in liability for termination and retirement benefits.